UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08266

The India Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue New York, NY 10154

(Address of principal executive offices) (Zip code)

Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

(Name and address of agent for service)

Registrant's telephone number, including area code:212-583-5344

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.

March 31, 2006 (Unaudited)

S chedule of Investments

INDIA (100% of holdings)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (99.81% of holdings)
	Apparel Manufacturers	0.35%
482,300	Crew B.O.S. Products, Ltd.		$1,867,626	$1,959,936
153,606	Gokaldas Exports, Ltd.		1,954,516	2,704,865

			3,822,142	4,664,801

	Automobiles & Ancilliaries	0.19%
377,264	ANG Exports, Ltd.+		1,613,019	2,587,896

			1,613,019	2,587,896

	Cement	0.58%
389,098	Associated Cement Cos., Ltd.		4,072,298	6,828,533
258,500	India Cements, Ltd.+		523,295	956,795

			4,595,593	7,785,328

	Computer Hardware	0.63%
788,627	HCL Infosystems, Ltd.		3,220,263	3,238,388
1,010,150	NIIT Technologies, Ltd.		3,277,414	5,214,518

			6,497,677	8,452,906

	Computer Services	0.22%
505,307	Allsec Technologies, Ltd.+		2,619,751	2,948,616

			2,619,751	2,948,616

	Computer Software & Programming	13.14%
859,360	Geodesic Information Systems, Ltd.		417,002	4,266,429
204,950	I-Flex Solutions, Ltd.		2,975,461	6,079,287
1,560,458	Infosys Technologies, Ltd.		37,847,253	104,375,434
347,964	KPIT Cummins Infosystems, Ltd.		1,298,558	3,059,179
557,700	Patni Computer Systems, Ltd.		4,692,875	5,732,803
1,925,596	Satyam Computer Services, Ltd.		20,767,802	36,692,833
1,180,000	Wipro, Ltd.		6,379,552	14,789,386

			74,378,503	174,995,351

	Computer Training	0.57%
966,171	SSI, Ltd.+		2,099,351	3,388,157
1,300,000	SSI, Ltd.+		3,067,169	4,220,150

			5,166,520	7,608,307

	Construction/Building Materials	2.47%
4,580,040	Hindustan Construction Co.		3,999,665	17,794,995
2,189,180	IVRCL Infrastructures and Projects, Ltd.		4,740,071	13,643,997
400,000	Prajay Engineers Syndicate		1,205,145	1,450,017

			9,944,881	32,889,009

	Consumer Non-Durables	7.85%
7,413,930	Hindustan Lever, Ltd.		29,487,066	45,300,418

The India Fund, Inc.

March 31, 2006 (Unaudited)

S chedule of Investments

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Consumer Non-Durables (continued)
13,538,195	ITC, Ltd.		$26,020,179	$59,222,958

			55,507,245	104,523,376

	Diagnostic Equipment	0.42%
310,880	Vimta Labs, Ltd.		1,145,738	1,249,310
1,165,395	Vimta Labs, Ltd.		4,983,683	4,354,574

			6,129,421	5,603,884

	Diversified Financial Services	0.50%
758,200	Indiabulls Financial Service, Ltd.		2,883,042	4,350,314
4,159,443	Reliance Capital Ventures, Ltd.+		567,756	2,319,357

			3,450,798	6,669,671

	Diversified Industries	6.82%
203,232	Grasim Industries, Ltd.		3,206,548	9,384,972
472,500	Lakshmi Overseas Industries, Ltd.		2,456,551	8,747,055
3,991,393	Reliance Industries, Ltd.		25,403,333	71,314,859
351,897	Zen Technologies, Ltd.		1,368,719	1,342,365

			32,435,151	90,789,251

	Electronics & Electrical Equipment	10.41%
1,586,512	Bharat Heavy Electricals, Ltd.		15,009,309	79,991,319
600,000	HBL Nife Power Systems, Ltd.		3,412,893	3,351,195
720,300	Jaiprakash Hydro Power, Ltd.		503,096	475,998
543,104	Jyoti Structures, Ltd.		1,213,813	6,647,281
734,159	Mather & Platt Pumps, Ltd.+		3,629,938	3,146,513
196,552	Siemens India, Ltd.		5,991,296	25,063,302
508,153	Sterlite Industries (India), Ltd.		9,640,767	19,948,127

			39,401,112	138,623,735

	Energy	0.62%
281,100	Suzlon Energy, Ltd.		3,260,798	8,217,594

			3,260,798	8,217,594

	Engineering	6.96%
237,549	ABB, Ltd.		2,737,816	15,600,197
987,160	Bharat Earth Movers, Ltd.		6,758,310	32,793,471
496,795	Gammon India, Ltd.		2,454,731	6,036,452
2,290,631	Jaiprakash Associates, Ltd.		8,883,694	24,191,304
2,010,790	Thermax, Ltd.		1,481,800	14,050,488

			22,316,351	92,671,912

	Extractive Industries	5.92%
2,516,741	Oil and Natural Gas Corp., Ltd.		46,186,685	73,952,033
167,650	Sesa Goa, Ltd.		2,821,446	4,833,316

			49,008,131	78,785,349

	Finance	13.44%
706,200	Bank of Baroda		4,147,957	3,649,453
706,000	Canara Bank, Ltd.		4,515,631	4,228,237

The India Fund, Inc.

March 31, 2006 (Unaudited)

S chedule of Investments

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Finance (continued)
1,249,508	HDFC Bank, Ltd.		$13,891,644	$21,687,298
1,638,140	Housing Development Finance Corp., Ltd.		16,573,526	49,111,117
2,362,091	ICICI Bank, Ltd.		11,301,341	31,232,181
42,500	ICICI Bank, Ltd. Sponsored ADR		1,172,738	1,176,400
3,877,279	Infrastructure Development Finance Co., Ltd.+		4,430,460	5,785,685
374,076	Jammu and Kashmir Bank, Ltd.		2,943,631	3,789,025
926,731	Punjab National Bank, Ltd.		9,684,875	9,798,623
1,263,240	South Indian Bank, Ltd.+		2,043,919	1,747,532
1,100,283	State Bank of India		4,828,675	23,900,571
45,550	State Bank of India GDR		525,435	2,425,538
2,817,100	Syndicate Bank		6,220,062	5,648,107
1,353,250	UTI Bank, Ltd.		7,344,680	10,820,838
500,000	UTI Bank, Ltd. 144A GDR		2,955,000	4,000,000

			92,579,574	179,000,605

	Food	0.50%
1,159,871	Dhampur Sugar Mills, Ltd.		3,887,090	6,708,331

			3,887,090	6,708,331

	Hotels & Leisure	0.64%
797,157	Hotel Leelaventure, Ltd.		755,185	6,224,854
73,823	Indian Hotels Co., Ltd.		1,029,826	2,247,738

			1,785,011	8,472,592

	Household Appliances	1.01%
594,360	Voltas, Ltd.		3,421,932	13,400,274

			3,421,932	13,400,274

	Media	0.09%
279,200	Balaji Telefilms, Ltd.+		601,721	1,157,460

			601,721	1,157,460

	Metal – Aluminum	0.88%
2,868,458	Hindalco Industries, Ltd.		8,209,360	11,743,524

			8,209,360	11,743,524

	Metal – Diversified	0.91%
217,555	Ahmednagar Forgings, Ltd.+		988,763	1,011,498
1,600,000	Ahmednagar Forgings, Ltd.+		5,796,579	6,933,872
350,400	Hindustan Zinc, Ltd.		2,213,371	4,113,750

			8,998,713	12,059,120

	Petroleum Related	1.26%
735,554	Gail India, Ltd.		4,581,027	5,252,778
785,489	Indian Oil Corp., Ltd.		4,751,576	10,296,049
272,362	Shiv-Vani Oil & Gas Exploration+		1,363,490	1,184,727

			10,696,093	16,733,554

	Pharmaceuticals	3.02%
119,100	Aurobindo Pharma, Ltd.		1,692,670	1,824,650

The India Fund, Inc.

March 31, 2006 (Unaudited)

S chedule of Investments

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Pharmaceuticals (continued)
1,180,745	Dishman Pharmaceuticals, Ltd.		$3,674,993	$5,140,010
507,100	Dr. Reddy's Laboratories, Ltd.		13,890,928	16,161,430
105,350	Lupin, Ltd.		2,288,993	2,407,932
1,072,700	Orchid Chemicals & Pharmaceuticals, Ltd.		6,777,010	8,955,414
292,712	Sun Pharmaceutical Industries, Ltd.		3,158,389	5,690,692

			31,482,983	40,180,128

	Retail Stores	0.09%
929,400	SB&T International, Ltd.		1,851,444	1,179,346

			1,851,444	1,179,346

	Shipping	0.83%
1,105,400	Bharati Shipyard, Ltd.		4,040,059	9,524,820
151,577	CCL Products India, Ltd.		933,251	1,503,355

			4,973,310	11,028,175

	Steel	3.51%
301,947	Jindal Saw, Ltd.		2,593,375	2,939,520
619,195	Jindal Steel & Power, Ltd.		15,426,185	26,359,381
496,310	JSW Steel, Ltd.		2,980,356	3,371,099
428,700	Shree Precoated Steels, Ltd.+		2,092,607	2,535,741
2,100,000	Sujana Metals Products, Ltd.+		2,969,552	3,726,422
653,791	Tata Iron and Steel Co., Ltd.		5,844,338	7,869,258

			31,906,413	46,801,421

	Telecommunications	5.90%
4,660,460	Bharti Tele-Ventures, Ltd.+		19,304,072	43,174,485
4,437,821	Reliance Communication Venture+		20,313,539	30,760,528
443,800	Videsh Sanchar Nigam, Ltd.		3,618,954	4,698,912

			43,236,565	78,633,925

	Telecommunications Equipment	0.05%
195,803	GTL, Ltd.		626,805	642,571
1	Shyam Telecom, Ltd.+		14	2

			626,819	642,573

	Televisions	0.38%
348,022	Television Eighteen India, Ltd.		3,430,280	5,066,291

			3,430,280	5,066,291

	Textiles-Cotton	0.40%
673,950	Mahavir Spinning Mills, Ltd.		2,119,975	5,293,755

			2,119,975	5,293,755

	Vehicle Components	1.46%
2,748,000	Amtek Auto, Ltd.		8,349,625	19,470,010

			8,349,625	19,470,010

The India Fund, Inc.

March 31, 2006 (Unaudited)

S chedule of Investments

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Vehicles	7.79%
207,850	Bajaj Auto, Ltd.		$6,825,881	$12,811,237
941,938	Hero Honda Motors, Ltd.		12,338,368	18,775,351
1,432,570	Mahindra & Mahindra, Ltd.		8,115,654	20,158,525
2,483,897	Tata Motors, Ltd.		27,696,207	51,979,857

			54,976,110	103,724,970

	TOTAL COMMON STOCKS		633,280,111	1,329,113,040

RIGHTS (0.19% of holdings)
	Metal – Aluminum	0.19%
1,165,239	Hindalco Industries Rights		635,296	2,562,401

			635,296	2,562,401

	TOTAL RIGHTS		635,296	2,562,401

	TOTAL INDIA		633,915,407	1,331,675,441

	TOTAL INVESTMENTS*	100.00%	$633,915,407	$1,331,675,441

Footnotes and Abbreviations
	ADR – American Depository Receipt
	GDR – Global Depository Receipts
+	Non income producing.
*	As of December 31, 2005, the aggregate cost for federal income tax purposes was $583,800,755.The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:
	Excess of value over tax cost	$517,527,648
	Excess of tax cost over value	$(3,869,399)

		$513,658,249

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)

Date May 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)

Date May 17, 2006

By (Signature and Title)*	/s/ Brian S. Chase

Brian S. Chase, Treasurer (principal financial officer)

Date May 17, 2006

* Print the name and title of each signing officer under his or her signature.